Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income:

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

3. Transactions with Related Parties: – Continued:

	Six months ended June 30,
	2022	2023
Included in Voyage related costs and commissions
Charter hire commissions	$289	$267

Included in Management fees, related parties
Ship-management Fees	394	330

Included in General and administrative expenses
Administration Fees	819	898

Total	$1,502	$1,495